Notes to the semi-annual condensed consolidated cash flow statement (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes to Consolidated Cash Flow Statement [Abstract]
Additions other than through business combinations, property, plant and equipment	€ 46,284	€ 38,721